Concentration (Details Narrative) 10K - USD ($)	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015	Dec. 31, 2013
Purchases of inventory from number of vendor	one vendor
Geographic area	Germany
Vendor [Member]
Purchases from vendor	$ 0		$ 0
Outstanding payables	$ 86,255	$ 86,255	$ 86,255